                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2001
Check here if Amendment  [   ]; Amendment Number: _____
    This Amendment (Check only one.):       [   ] is a restatement.
                                            [   ] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:             Tupelo Capital Management, L.L.C.
Address:          12 East 49th Street
                  New York, New York 10017

Form 13F File Number: 028-04729

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             LuLu C. Wang
Title:            Principal
Phone:            212-755-3700

Signature, Place and Date of Signing:

/s/ LULU C. WANG                New York, New York            November 8, 2001
[Signature]                       [City, State]                    [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[   ]    13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                           Name

         28- ________________              Tupelo Capital Services, L.L.C.

         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report summary:



Number of Other Included Managers:                            0
                                            ---------------------------

Form 13F  Information Table Entry Total:               102
                                            ---------------------------

Form 13F  Information Table Value Total:           $352,717,992
                                            ---------------------------
                                                    (thousands)

CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THE PUBLIC FORM 13F REPORT AND FILED SEPARATELY WITH THE COMMISSION.

List of Other Included Managers:


Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are not entries in this list, state "NONE" and omit the column headings and list entries.]


         No.             Form 13F File Number            Name
         ---             --------------------            ----







         [Repeat as necessary.]

                                 FORM 13F
           REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                      PERIOD ENDED: DECEMBER 31, 2001

                                                                                   Item 6:                            Item 8:
Item 1:              Item 2:   Item 3:   Item 4:       Item 5:                   Investment        Item 7:            Voting
                      Title     SEDOL/     Fair                                  Discretion   (c)                    Authority
                       of       CUSIP     Market       SHARES     SH  PUT/  (a)  (b) Shared Shared           (a)     (b) Shared (c)
Name of Issuer        Class     Number     Value     PRN Amount  PRN  CALL  Sole As Defined  Other Manager   Sole    As Defined None
------------------------------------------------------------------------------------------------------------------------------------
ACE LTD                COM     2008853   $2,573,615     64,100   SH                  x               1        64,100
ALCOA INC              COM   013817101   $4,603,725    129,500   SH                  x               1       129,500
AMAZON.COM INC         COM   023135106   $2,663,884    246,200   SH                  x               1       246,200
AMDOCS LTD             COM     2256908   $2,411,870     71,000   SH                  x               1        71,000
AMERICAN
 INTERNATIONAL
 GROUP                 COM   026874107   $3,342,740     42,100   SH                  x               1        42,100
AOL TIME WARNER        COM   00184A105   $3,876,396    120,760   SH                  x               1       120,760
APEX SILVER MINES
 LTD                   COM     2121556   $3,316,000    331,600   SH                  x               1       331,600
APEX SILVER MINES-
 WTS                   WTS     2121556     $108,330    361,100   SH                  x               1       361,100
APPLIED MATERIALS
 INC                   COM   038222105   $3,901,730     97,300   SH                  x               1        97,300
BAKER HUGHES INC       COM   057224107   $2,954,070     81,000   SH                  x               1        81,000
BAXTER INTERNATIONAL
 INC                   COM   071813109   $3,775,552     70,400   SH                  x               1        70,400
BED BATH & BEYOND
 INC                   COM   075896100   $2,793,360     82,400   SH                  x               1        82,400
BEST BUY COMPANY INC   COM   086516101   $5,511,520     74,000   SH                  x               1        74,000
BIOTECH HOLDRs TRUST   COM   09067D201  $14,493,600    109,800   SH                  x               1       109,800
BJ SERVICES CO         COM   055482103   $2,917,255     89,900   SH                  x               1        89,900
BRISTOL-MYERS SQUIBB
 CO                    COM   110122108   $3,830,100     75,100   SH                  x               1        75,100
BROCADE
 COMMUNICATIONS SYS    COM   111621108   $4,282,416    129,300   SH                  x               1       129,300
CATHAY PACIFIC
 AIRWAYS               COM     6179755   $2,173,809  1,695,000   SH                  x               1     1,695,000
CISCO SYSTEMS INC      COM   17275R102   $5,501,818    303,800   SH                  x               1       303,800
CITIGROUP INC          COM   172967101   $4,051,020     80,250   SH                  x               1        80,250
COACH INC              COM   189754104   $4,295,596    110,200   SH                  x               1       110,200
COLGATE-PALMOLIVE CO   COM   194162103   $3,436,125     59,500   SH                  x               1        59,500
CONOCO INC             COM   208251504   $3,226,200    114,000   SH                  x               1       114,000
CONTINENTAL
 AIRLINES-CL B         COM   210795308   $3,464,962    132,200   SH                  x               1       132,200
DELIA*S CORPORATION-
 A                     COM   24688Q101     $695,020    112,100   SH                  x               1       112,100
DELL COMPUTER CORP     COM   247025109   $4,691,268    172,600   SH                  x               1       172,600
DOLLAR TREE STORES
 INC                   COM   256747106   $2,543,893     82,300   SH                  x               1        82,300
EBAY INC               COM   278642103   $3,284,790     49,100   SH                  x               1        49,100
ELECTRONIC ARTS INC    COM   285512109   $2,637,800     44,000   SH                  x               1        44,000
ENTERCOM
 COMMUNICATIONS CORP   COM   293639100   $3,960,000     79,200   SH                  x               1        79,200
ESPRIT HOLDINGS LTD    COM     6321642   $5,274,399  4,673,400   SH                  x               1     4,673,400
FEDEX CORP             COM   31428X106   $4,627,696     89,200   SH                  x               1        89,200
FLEXTRONICS INTL LTD   COM     2353058   $2,826,022    117,800   SH                  x               1       117,800
GEMSTAR-TV GUIDE
 INTL INC              COM   36866W106   $3,227,050    116,500   SH                  x               1       116,500
GENENTECH INC          COM   368710406   $5,061,525     93,300   SH                  x               1        93,300

                                 FORM 13F
           REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                      PERIOD ENDED: DECEMBER 31, 2001

                                                                                   Item 6:                            Item 8:
Item 1:              Item 2:   Item 3:   Item 4:       Item 5:                   Investment        Item 7:            Voting
                      Title     SEDOL/     Fair                                  Discretion   (c)                    Authority
                       of       CUSIP     Market       SHARES     SH  PUT/  (a)  (b) Shared Shared           (a)     (b) Shared (c)
Name of Issuer        Class     Number     Value     PRN Amount  PRN  CALL  Sole As Defined  Other Manager   Sole    As Defined None
------------------------------------------------------------------------------------------------------------------------------------
GENERAL DYNAMICS
 CORP                  COM   369550108   $5,359,772     67,300   SH                  x               1        67,300
GOLDMAN SACHS GROUP
 INC                   COM   38141G104   $5,973,100     64,400   SH                  x               1        64,400
HOME DEPOT INC         COM   437076102   $6,825,138    133,800   SH                  x               1       133,800
HONEYWELL
 INTERNATIONAL INC     COM   438516106   $3,273,776     96,800   SH                  x               1        96,800
HOUSEHOLD
 INTERNATIONAL INC     COM   441815107   $3,186,700     55,000   SH                  x               1        55,000
HUTCHISON WHAMPOA
 LTD                   COM     6448068   $4,503,921    466,690   SH                  x               1       466,690
HYDRIL COMPANY         COM   448774109   $2,166,727    122,900   SH                  x               1       122,900
INFOSYS
 TECHNOLOGIES-SP ADR   ADR   456788108   $3,224,000     52,000   SH                  x               1        52,000
INTL BUSINESS
 MACHINES CORP         COM   459200101   $5,503,680     45,500   SH                  x               1        45,500
JOHNSON ELECTRIC
 HLDGS                 COM     6281939   $5,261,280  5,002,900   SH                  x               1     5,002,900
KOHLS CORP             COM   500255104   $2,697,852     38,300   SH                  x               1        38,300
LAMAR ADVERTISING CO   COM   512815101   $3,590,432     84,800   SH                  x               1        84,800
LEHMAN BROTHERS
 HOLDINGS INC          COM   524908100   $5,010,000     75,000   SH                  x               1        75,000
LI & FUNG LTD          COM     6286257   $4,780,051  4,259,600   SH                  x               1     4,259,600
MANPOWER INC           COM   56418H100   $4,213,750    125,000   SH                  x               1       125,000
MATTEL INC             COM   577081102   $3,950,840    229,700   SH                  x               1       229,700
MERRILL LYNCH & CO     COM   590188108   $4,706,436     90,300   SH                  x               1        90,300
MICRON TECHNOLOGY
 INC                   COM   595112103   $4,519,800    145,800   SH                  x               1       145,800
MICROSOFT CORP         COM   594918104   $6,538,875     98,700   SH                  x               1        98,700
MINNESOTA MINING &
 MFG CO                COM   604059105   $2,659,725     22,500   SH                  x               1        22,500
MOTOROLA INC           COM   620076109   $5,790,210    385,500   SH                  x               1       385,500
NABORS INDUSTRIES
 INC                   COM   629568106   $3,551,301    103,446   SH                  x               1       103,446
NETSCREEN
 TECHNOLOGIES INC      COM   64117V107      $22,130      1,000   SH                  x               1         1,000
NEUBERGER BERMAN INC   COM   641234109   $4,534,870    103,300   SH                  x               1       103,300
NEXTEL
 COMMUNICATIONS
 INC-A                 COM   65332V103   $1,685,648    153,800   SH                  x               1       153,800
NOKIA CORP -SPON ADR   ADR   654902204   $4,692,589    191,300   SH                  x               1       191,300
NORTHROP GRUMMAN
 CORP                  COM   666807102   $3,861,023     38,300   SH                  x               1        38,300
NOVELLUS SYSTEMS INC   COM   670008101   $2,698,380     68,400   SH                  x               1        68,400
NTT DOCOMO INC         ADR     6129277   $1,891,814     32,200   SH                  x               1        32,200
OMI CORP - NEW         COM     2256469   $1,908,808    479,600   SH                  x               1       479,600
OMNICOM GROUP          COM   681919106   $4,306,670     48,200   SH                  x               1        48,200
PEOPLESOFT INC         COM   712713106   $6,347,580    157,900   SH                  x               1       157,900
PFIZER INC             COM   717081103   $5,260,200    132,000   SH                  x               1       132,000
PMC - SIERRA INC       COM   69344F106   $1,554,106     73,100   SH                  x               1        73,100
QUEST DIAGNOSTICS
 INC                   COM   74834L100   $3,915,366     54,600   SH                  x               1        54,600

                                 FORM 13F
           REPORTING MANAGER: TUPELO CAPITAL MANAGEMENT, L.L.C.
                      PERIOD ENDED: DECEMBER 31, 2001

                                                                                   Item 6:                            Item 8:
Item 1:              Item 2:   Item 3:   Item 4:       Item 5:                   Investment        Item 7:            Voting
                      Title     SEDOL/     Fair                                  Discretion   (c)                    Authority
                       of       CUSIP     Market       SHARES     SH  PUT/  (a)  (b) Shared Shared           (a)     (b) Shared (c)
Name of Issuer        Class     Number     Value     PRN Amount  PRN  CALL  Sole As Defined  Other Manager   Sole    As Defined None
------------------------------------------------------------------------------------------------------------------------------------
RADIAN GROUP INC       COM   750236101   $7,318,680    170,400   SH                  x               1       170,400
REDIFF.COM INDIA
 LIMITED-ADR           ADR   757479100     $307,190    472,600   SH                  x               1       472,600
RF MICRO DEVICES INC   COM   749941100   $3,376,788    175,600   SH                  x               1       175,600
SAMSUNG ELECTRONICS    COM     6771720   $7,284,132     34,240   SH                  x               1        34,240
SCHWAB (CHARLES)
 CORP                  COM   808513105   $2,294,201    148,300   SH                  x               1       148,300
SIEBEL SYSTEMS INC     COM   826170102   $3,047,022    108,900   SH                  x               1       108,900
SOUTHWEST AIRLINES     COM   844741108   $1,986,600    107,500   SH                  x               1       107,500
SPRINT CORP-PCS
 GROUP                 COM   852061506   $2,780,299    113,900   SH                  x               1       113,900
STANLEY WORKS          COM   854616109   $3,865,310     83,000   SH                  x               1        83,000
SYMANTEC CORP          COM   871503108   $2,586,870     39,000   SH                  x               1        39,000
SYMBOL TECHNOLOGIES
 INC                   COM   871508107   $2,164,444    136,300   SH                  x               1       136,300
TAIWAN
 SEMICONDUCTOR-
 SP ADR                ADR   874039100   $5,085,754    296,200   SH                  x               1       296,200
TALBOTS INC            COM   874161102   $1,040,375     28,700   SH                  x               1        28,700
TEXAS INSTRUMENTS
 INC                   COM   882508104   $5,023,200    179,400   SH                  x               1       179,400
TIFFANY & CO           COM   886547108     $679,752     21,600   SH                  x               1        21,600
TRICON GLOBAL
 RESTAURANTS           COM   895953107   $3,670,320     74,600   SH                  x               1        74,600
TYCO INTERNATIONAL
 LTD                   COM   902124106   $5,442,890     92,409   SH                  x               1        92,409
VERITAS SOFTWARE CORP  COM   923436109   $4,864,055    108,500   SH                  x               1       108,500
VODAFONE GROUP PLC-
 SP ADR                ADR   92857W100   $5,202,768    202,600   SH                  x               1       202,600
WAL-MART STORES INC    COM   931142103   $2,048,780     35,600   SH                  x               1        35,600
XILINX INC             COM   983919101   $2,604,635     66,700   SH                  x               1        66,700
XL CAPITAL LTD -
 CLASS A               COM     2283401   $3,124,512     34,200   SH                  x               1        34,200
YAHOO! INC             COM   984332106   $2,636,164    148,600   SH                  x               1       148,600

THE FOLLOWING OPTIONS
LISTED WITH RESPECT
TO MANAGER ABOVE.

AMAZON.COM INC         COM   023135106     $607,170      2,188        (c)            x               1
CORNING INC            COM   219350105       $2,500      1,000        (c)            x               1
DELL COMPUTER CORP     COM   247025109     $439,375      4,750        (c)            x               1
ERICSSON (LM) TEL-
 SP ADR                ADR   294821400      $82,500     16,500        (c)            x               1
SEMICONDUCTOR HOLDRs
 TRUST                 COM   816636203     $570,000      3,000        (c)            x               1
SOUTHWEST AIRLINES     COM   844741108      $20,000      8,000        (c)            x               1
SUN MICROSYSTEMS
 INC                   COM   866810104      $10,000      4,000        (c)            x               1
SUN MICROSYSTEMS
 INC                   COM   866810104      $10,000      4,000        (c)            x               1
VIACOM INC-CL B        COM   925524308     $240,000      2,000        (c)            x               1